Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net consisted of customer contacts acquired
	As of June 30,
	2021	2020
Customer contracts	$356,870	$658,224
Customer relationship	1,056,162	896,572
Software	80,330	63,884
Less: accumulated amortization	(442,863)	(474,101)
Intangible assets, net	$1,050,499	$1,144,579

Schedule of intangible assets, net
For the year ended June 30, 2021
Balance as of July 1, 2020	$1,144,579
Addition	137,006
Amortization	(273,178)
Disposal	(9,724)
Foreign currency translation adjustment	51,816
Balance as of June 30, 2021	$1,050,499

Schedule of estimated future amortization expense
Year ending June 30,	Amortization expense
2021	$189,148
2022	184,631
2023	134,592
2024	129,366
2025	110,786
2026 and after	301,976
Total	$1,050,499